Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss for the year	$ (22,639,272)	$ (33,586,984)
Items not involving cash:
Amortization	29,041	17,360
Stock based compensation	1,505,625	1,439,352
Other share compensation	66,234	120,171
Warrant liability-fair value adjustment	(17,095,220)	12,423,889
Warrant liability-foreign exchange adjustment	(984,462)	305,475
Loss on extinquishment of other liabilities		709,782
Changes in non-cash working capital items:
Amounts receivable, prepaid expenses and deposits	(6,508,259)	(504,056)
Accounts payable and accrued liabilities	4,229,536	(13,849)
Cash used in operating activities	(41,396,777)	(19,088,860)
Financing activities:
Net proceeds from issuance of common shares and warrants	27,158,114	41,084,278
Cash provided by financing activities	27,158,114	41,084,278
Investing Activities:
Increase in furniture and equipment		(3,427)
Cost of Patents	(420,587)	(201,409)
Cash used in investing activities	(420,587)	(204,836)
Increase (decrease) in cash and cash equivalents	(14,659,250)	21,790,582
Cash and cash equivalents, beginning of year	26,130,493	4,339,911
Cash and cash equivalents, end of year	11,471,243	26,130,493
Cash and cash equivalents comprise:
Cash	100,130	354,295
Cash Equivalents	11,371,113	25,776,198
Cash and cash equivalents, end of year	$ 11,471,243	$ 26,130,493